Long Term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2018
Long Term Liabilities to Banks and Others [Abstract]
LONG TERM LIABILITIES TO BANKS AND OTHERS

Note 14:- Long term Liabilities to Banks and Others

a.	Composition:

Interest rate	Currency	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
%		December 31, 2018			December 31, 2017

2.5-5.81	NIS (Unlinked)	$203,150	65,453	137,697	$132,753
Libor +2.2	NIS (Linked to USD)	2,666	836	1,830	2,863
		$205,816	66,289	139,527	$135,616

i)

In November 2016, Magic obtained a loan in an amount of $31,356, linked to the New Israel Shekel, from an Israeli financial institution. The principal amount is payable in seven equal annual installments, with the final payment due on November 2, 2023, and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments. Under the terms of the loan with the Israeli financial institution, Magic has undertaken to maintain certain financial covenants (see note 19 (c)(4)).

ii)

On February 28, 2017, Sapiens (via its wholly-owned subsidiary, Sapiens Americas Corporation) entered into a secured credit agreement, with HSBC Bank USA, National Association, for the acquisition of StoneRiver. Pursuant to the credit agreement, Sapiens borrowed $40 million for a five-year term, at the rate of LIBOR plus 1.85%. Upon Sapiens' consummation of a public offering and private placement of Sapiens' Series B Debentures in September 2017, Sapiens utilized the proceeds

iii)	received from the sale of the debentures for repayment of the entire outstanding term loan amount (including accrued interest) under the credit agreement with HSBC.

b.	Maturity dates:

	December 31,
	2018	2017
First year (current maturities)	$66,289	$43,701
Second year	47,731	53,645
Third year	33,893	34,270
Fourth year	30,776	19,066
Fifth year and thereafter	27,127	28,635
Total	$205,816	$179,317

c.	Details of liens, guarantees and credit facilities are described in Note 19.